CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
Revenues:
Minimum rents	$ 232,592	$ 1,583,609	$ 1,373,945	$ 1,619,074
Tenant recoveries	99,376	723,257	625,197	742,791
Overage rents	17,903	61,803	31,757	43,580
Management fees and other corporate revenues	8,883	61,173	54,351	75,304
Other	14,496	75,755	56,193	70,423
Total revenues	373,250	2,505,597	2,141,443	2,551,172
Expenses:
Real estate taxes	32,694	230,876	196,779	226,753
Property maintenance costs	17,869	95,835	78,391	88,520
Marketing	10,814	34,021	21,651	28,550
Other property operating costs	58,821	395,770	337,125	400,951
Provision for doubtful accounts	50	5,621	13,294	22,901
Property management and other costs	29,801	188,022	137,108	170,093
General and administrative	22,247	30,866	24,392	94,493
Provisions for impairment		64,337	4,516	315,968
Depreciation and amortization	125,150	899,584	507,886	621,097
Total expenses	297,446	1,944,932	1,321,142	1,969,326
Operating income	75,804	560,665	820,301	581,846
Interest income	722	2,429	1,466	1,571
Interest expense	(128,841)	(892,099)	(1,182,999)	(1,210,937)
Warrant liability adjustment	(205,252)	55,042
Loss before income taxes, equity in income (loss) of Unconsolidated Real Estate Affiliates, reorganization items, discontinued operations and noncontrolling interests	(257,567)	(273,963)	(361,232)	(627,520)
(Provision for) benefit from income taxes	8,992	(8,723)	60,962	(5,693)
Equity in income (loss) of Unconsolidated Real Estate Affiliates	(504)	2,898	21,857	32,843
Reorganization items			(356,928)	76,929
Loss from continuing operations	(249,079)	(279,788)	(635,341)	(523,441)
Discontinued operations	(7,005)	(27,093)	(577,067)	(781,275)
Net loss	(256,084)	(306,881)	(1,212,408)	(1,304,716)
Allocation to noncontrolling interests	1,868	(6,291)	26,650	20,027
Net loss attributable to common stockholders	(254,216)	(313,172)	(1,185,758)	(1,284,689)
Basic Loss Per Share:
Continuing operations (in dollars per share)	$ (0.26)	$ (0.30)	$ (1.96)	$ (1.61)
Discontinued operations (in dollars per share)	$ (0.01)	$ (0.03)	$ (1.78)	$ (2.50)
Total basic loss per share (in dollars per share)	$ (0.27)	$ (0.33)	$ (3.74)	$ (4.11)
Diluted Loss Per Share:
Continuing operations (in dollars per share)	$ (0.26)	$ (0.34)	$ (1.96)	$ (1.61)
Discontinued operations (in dollars per share)	$ (0.01)	$ (0.03)	$ (1.78)	$ (2.50)
Total diluted loss per share (in dollars per share)	$ (0.27)	$ (0.37)	$ (3.74)	$ (4.11)
Dividends declared per share (in dollars per share)	$ 0.38	$ 0.83		$ 0.19
Comprehensive Loss, Net:
Net loss	(256,084)	(306,881)	(1,212,408)	(1,304,716)
Other comprehensive (loss) income:
Net unrealized gains on financial instruments	129		15,024	18,148
Accrued pension adjustment			1,745	763
Foreign currency translation	75	(48,545)	(16,552)	47,008
Unrealized gains (losses) on available-for-sale securities	(32)	263	38	533
Other comprehensive (loss) income	172	(48,282)	255	66,452
Comprehensive loss	(255,912)	(355,163)	(1,212,153)	(1,238,264)
Comprehensive loss allocated to noncontrolling interests	1,869	(5,954)	26,604	(10,573)
Comprehensive loss, net, attributable to common stockholders	$ (254,043)	$ (361,117)	$ (1,185,549)	$ (1,248,837)